Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Credit Derivatives:
Credit derivative, purchased credit protection	¥ 17	¥ 27
Credit derivative, purchased credit protection, notional value	2,577	4,880
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative, net liability position, aggregate fair value	900	800
Collateral already posted, aggregate fair value	338	222
Additional collateral, aggregate fair value	72	70
Assets needed for immediate settlement, aggregate fair value	¥ 165	¥ 116